OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

NOTE 8 – OTHER PAYABLES

As of December 31, 2022 and 2021, the Company reported $124,986 and $0 as its other payables, respectively. The other payables mainly consist of payables for professional services, including audit, legal, and financial statement filing services.